Fair values of financial assets and liabilities - Schedule of Financial Assets Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	£ 49,404	£ 38,771
Financial assets at fair value through profit or loss	209,139	203,318
Insurance contracts
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	178,559	176,475
Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	255,969	253,266
Reverse repurchase agreements	49,404	38,771
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	149,869	143,982
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	95,245	96,897
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	10,855	12,387
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	209,139	203,318
Reverse repurchase agreements	19,816	17,413
Contracts held with reinsurers	11,838	11,424
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	135,782	128,856
Reverse repurchase agreements	0	0
Contracts held with reinsurers	0	0
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	63,210	62,781
Reverse repurchase agreements	19,816	17,413
Contracts held with reinsurers	11,838	11,424
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	10,147	11,681
Reverse repurchase agreements	0	0
Contracts held with reinsurers	0	0
Financial assets at fair value through profit or loss | Loans and advances to banks
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	3,405	3,127
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	3,405	3,127
Financial assets at fair value through profit or loss | Loans and advances to banks | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	9,453	9,905
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	3,152	2,015
Financial assets at fair value through profit or loss | Loans and advances to customers | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	6,301	7,890
Financial assets at fair value through profit or loss | Debt securities
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	37,874	42,663
Financial assets at fair value through profit or loss | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	10,589	11,611
Financial assets at fair value through profit or loss | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	24,999	28,802
Financial assets at fair value through profit or loss | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	2,286	2,250
Financial assets at fair value through profit or loss | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	12	51
Financial assets at fair value through profit or loss | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	12	51
Financial assets at fair value through profit or loss | Treasury and other bills | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Treasury and other bills | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Equity shares
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	126,741	118,735
Financial assets at fair value through profit or loss | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	125,181	117,194
Financial assets at fair value through profit or loss | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through profit or loss | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	1,560	1,541
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	27,847	27,592
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	14,059	15,049
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	13,432	12,259
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	356	284
Financial assets at fair value through other comprehensive income | Debt securities
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	27,542	27,360
Financial assets at fair value through other comprehensive income | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	14,059	15,049
Financial assets at fair value through other comprehensive income | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	13,432	12,259
Financial assets at fair value through other comprehensive income | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	51	52
Financial assets at fair value through other comprehensive income | Equity shares
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	305	232
Financial assets at fair value through other comprehensive income | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	0	0
Financial assets at fair value through other comprehensive income | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	305	232
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	18,983	22,356
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	28	77
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	18,603	21,857
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Total financial assets carried at fair value	£ 352	£ 422